UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-23160

                                         GABELLI NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Food of All Nations

Third Quarter Report — June 30, 2018

Kevin Dreyer

Portfolio Manager

BSE, University of Pennsylvania

MBA, Columbia Business School

To Our Shareholders,

For the quarter ended June 30, 2018, the net asset value (“NAV”) per share of Gabelli Food of All Nations (“FOANC”) increased 2.2% compared with a decrease of 1.5% for the Standard & Poor’s (“S&P”) 500 Consumer Staples Index. See page 2 for additional performance information.

Enclosed is the schedule of investments, as of June 30, 2018.

1

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)

			Since Inception
	Quarter	1 Year	(2/14/17)
Gabelli Food of All Nations	2.16%	2.14%	4.43%
S&P 500 Consumer Staples Index	(1.54)	(3.93)	0.03

In the current prospectuses dated January 26, 2018, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Consumer Staples Index is an unmanaged indicator of the food and staples retailing, food, beverage, tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Food of All Nations

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 98.6%

	Food and Beverage – 79.0%
1,000	Brown-Forman Corp., Cl. B	$49,010
3,500	Conagra Brands, Inc.	125,055
1,000	Danone SA	73,420
6,000	Davide Campari-Milano SpA	49,363
600	Diageo plc ADR	86,406
400	Dr Pepper Snapple Group, Inc.	48,800
1,800	Flowers Foods, Inc.	37,494
1,000	General Mills, Inc.	44,260
600	Heineken Holding NV	57,526
600	Kellogg Co.	41,922
400	Kerry Group plc, Cl. A	41,854
1,300	Lamb Weston Holdings, Inc.	89,063
700	Molson Coors Brewing Co., Cl. B	47,628
2,700	Mondelez International, Inc., Cl. A	110,700
1,000	Nestlé SA	77,653
400	PepsiCo, Inc.	43,548
1,600	Pinnacle Foods, Inc.	104,096
1,300	Post Holdings, Inc.†	111,826
200	Remy Cointreau SA	25,925
700	The Hain Celestial Group, Inc.†	20,860
400	The JM Smucker Co.	42,992
2,000	The Kraft Heinz Co.	125,640

		1,455,041

	Food Ingredients – 3.8%
550	International Flavors & Fragrances, Inc.	68,178
300	Treatt plc	1,734

		69,912

	Food Retailers and Distributors – 2.8%
1,200	United Natural Foods, Inc.†	51,192

	Household and Personal Products – 13.0%
1,000	Church & Dwight Co., Inc.	53,160
1,000	Edgewell Personal Care Co.†	50,460
600	Energizer Holdings, Inc.	37,776
600	Reckitt Benckiser Group plc	49,404
900	Unilever plc ADR	49,752

		240,552

	TOTAL COMMON STOCKS	1,816,697

Shares		Market Value
	Money Market Fund – 1.4%
25,706	BlackRock Treasury Trust, 1.70%(a)	$25,706

	TOTAL INVESTMENTS — 100.0% (cost $1,783,115)	$1,842,403

†         Non-income producing security.

(a)       Rate shown reflects the 7 day yield as of June 30, 2018.

ADR    American Depositary Receipt

See accompanying notes to schedule of investments.

3

Gabelli Food of All Nations

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary

4

Gabelli Food of All Nations

Notes to Schedule of Investments (Unaudited) (Continued)

of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/18

ASSETS (Market Value):

Common Stocks(a)	$1,816,697	$1,816,697

Money Market Fund	25,706	25,706
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,842,403	$1,842,403

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

5

Gabelli Food of All Nations

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2018, the Fund did not hold any restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

GABELLI FOOD OF ALL NATIONS

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Kevin Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/ GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST GABELLI FOOD OF ALL NATIONS One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Andrea R. Mango
Anthony S. Colavita	Secretary
Attorney,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President & Chief	Bethany A. Uhlein
Executive Officer,	Vice President
American Gaming Association	DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Kuni Nakamura	DISBURSING AGENT
President,
Advanced Polymer, Inc.	The Bank of New York
Mellon
Salvatore M. Salibello
Senior Partner,	LEGAL COUNSEL
Bright Side Consulting
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Food of All Nations. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5002Q218QR

Gabelli Media Mogul

Third Quarter Report — June 30, 2018

Christopher J. Marangi

Portfolio Manager

BA, Williams College

MBA, Columbia Business School

To Our Shareholders,

For the quarter ended June 30, 2018, the net asset value (“NAV”) per share of Gabelli Media Mogul (“MOGLC”) increased 3.2% compared with an increase of 3.4% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments, as of June 30, 2018.

1

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)

	Quarter	1 Year	Since Inception (12/1/16)
Gabelli Media Mogul	3.24%	(1.46)%	5.12%
S&P 500 Index	3.43	14.37	16.89

In the current prospectuses dated January 26, 2018, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalized weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Media Mogul

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 93.4%

	Content Creation and Aggregation – 51.9%
14,000	Discovery, Inc., Cl. C†	$357,000
10,450	GCI Liberty, Inc., Cl. A†	471,086
14,000	ITV plc	32,149
3,500	Liberty Latin America Ltd., Cl. C†	67,830
16,500	Liberty Media Corp.- Liberty Braves, Cl. C†	426,690
6,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	229,515
8,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	362,880
1,600	Lions Gate Entertainment Corp., Cl. A	39,712
2,200	Lions Gate Entertainment Corp., Cl. B	51,612
5,000	Live Nation Entertainment, Inc.†	242,850
1,000	MSG Networks, Inc., Cl. A†	23,950
15,000	Sirius XM Holdings, Inc.	101,550
550	The Madison Square Garden Co., Cl. A†	170,605
1,300	Twenty-First Century Fox, Inc., Cl. B	64,051
2,000	Viacom, Inc., Cl. A	70,900

		2,712,380

	Digital Marketing and Retail – 7.6%
7,000	FTD Cos., Inc.†	32,480
1,700	Liberty Expedia Holdings, Inc., Cl. A†	74,698
5,000	Liberty TripAdvisor Holdings, Inc., Cl. A†	80,500
9,800	Qurate Retail, Inc.†	207,956

		395,634

	Diversified Consumer Services – 4.4%
5,000	Ascent Capital Group, Inc., Cl. A†	14,050
800	Dell Technologies, Inc., Cl. V†	67,664
4,500	ILG, Inc.	148,635

		230,349

	Financial Services – 1.3%
7,000	Ocean Outdoor Ltd.†	67,025

	Internet Software and Services – 3.5%
23,000	Pandora Media, Inc.†	181,240

	Telecommunication Services – 3.8%
1,149	AT&T, Inc.	36,894
2,900	Loral Space & Communications, Inc.†	109,040
1,400	Zayo Group Holdings, Inc.†	51,072

		197,006

	TV and Broadband Services – 17.5%
800	Charter Communications, Inc., Cl. A†	234,568
2,500	DISH Network Corp., Cl. A†	84,025
3,300	Liberty Broadband Corp., Cl. A†	249,612

Shares		Market Value
11,000	Liberty Global plc, Cl. C†	$292,710
1,200	Telenet Group Holding NV†	56,055

		916,970

	Wireless Telecommunication Services – 3.4%
1,500	Millicom International Cellular SA	88,125
1,500	T-Mobile US, Inc.†	89,625

		177,750

	TOTAL COMMON STOCKS	4,878,354

	PREFERRED STOCK – 0.7%

	Content Creation and Aggregation – 0.7%
1,500	GCI Liberty, Inc., Series A, 5.00%	36,225

	Money Market Fund – 5.9%
308,034	BlackRock Treasury Trust, 1.70%(a)	308,034

	TOTAL INVESTMENTS — 100.0% (cost $4,940,453)	$5,222,613

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of June 30, 2018.

See accompanying notes to schedule of investments.

3

Gabelli Media Mogul

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary

4

Gabelli Media Mogul

Notes to Schedule of Investments (Unaudited) (Continued)

of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/18

ASSETS (Market Value):

Common Stocks(a)	$4,878,354	$4,878,354

Preferred Stock	36,225	36,225

Money Market Fund	308,034	308,034
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,222,613	$5,222,613

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

5

Gabelli Media Mogul

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2018, the Fund did not hold any restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

GABELLI MEDIA MOGUL

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST GABELLI MEDIA MOGUL One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Andrea R. Mango
Anthony S. Colavita	Secretary
Attorney,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President & Chief	Bethany A. Uhlein
Executive Officer,	Vice President
American Gaming Association	DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Kuni Nakamura	DISBURSING AGENT
President,
Advanced Polymer, Inc.	The Bank of New York
Mellon
Salvatore M. Salibello
Senior Partner,	LEGAL COUNSEL
Bright Side Consulting
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q218QR

Gabelli Pet Parents’™

Third Quarter Report — June 30, 2018

Daniel M. Miller

Portfolio Manager

BS, University of Miami

To Our Shareholders,

For the period ended June 30, 2018, the net asset value (“NAV”) per share of Gabelli Pet Parents’™ (“PETZC”) increased 0.6% compared with a decrease of 1.6% for the Standard & Poor’s (S&P) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments, as of June 30, 2018.

1

Comparative Results

Cumulative Annual Returns through June 30, 2018 (a) (Unaudited)

Since Inception (6/19/18)
Gabelli Pet Parents’™	0.60%
S&P 500 Index	(1.57)%

In the current prospectuses dated June 18, 2018, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalized weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

  Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Pet Parents’TM

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 44.2%

	Diagnostics – 4.0%
200	Heska Corp.†	$20,758
100	IDEXX Laboratories, Inc.†	21,794

		42,552

	Pet Food/ Nutrition – 16.3%
1,000	Colgate-Palmolive Co.	64,810
500	Freshpet, Inc.†	13,725
1,500	General Mills, Inc.	66,390
200	Nestlé SA	15,531
100	The JM Smucker Co.	10,748

		171,204

	Pet Healthcare – 0.7%
200	Trupanion, Inc.†	7,720

	Pet Products – 5.2%
1,250	Central Garden & Pet Co.†	54,350

	Pet Products/ Services – 1.6%
200	Spectrum Brands Holdings, Inc.	16,324

	Pet Services – 7.0%
1,500	PetIQ, Inc.†	40,290
200	PetMed Express, Inc.	8,810
7,500	Pets at Home Group plc	12,818
150	Tractor Supply Co.	11,473

		73,391

	Pharmaceuticals – 6.5%
750	Animalcare Group plc	1,628
3,500	Aratana Therapeutics, Inc.†	14,875
300	Dechra Pharmaceuticals plc	11,015
100	Eli Lilly & Co.	8,533
1,000	Kindred Biosciences, Inc.†	10,650
200	Phibro Animal Health Corp., Cl. A	9,210
150	Zoetis, Inc	12,778

		68,689

	Product Distribution – 2.1%
300	Henry Schein, Inc.†	21,792

	Therapeutics – 0.8%
200	Oil-Dri Corp. of America	8,428

	TOTAL COMMON STOCKS	464,450

Shares		Market Value
	Money Market Fund – 55.8%
586,314	BlackRock Treasury Trust, 1.70%(a)	$586,314

	TOTAL INVESTMENTS — 100.0% (cost $1,046,630)	$1,050,764

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of June 30, 2018.

See accompanying notes to schedule of investments.

3

Gabelli Pet Parents’TM

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary

4

Gabelli Pet Parents’TM

Notes to Schedule of Investments (Unaudited) (Continued)

of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/18

ASSETS (Market Value):

Common Stocks(a)	$464,450	$464,450

Money Market Fund	586,314	586,314
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,050,764	$1,050,764

(a)	Please refer to Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

5

Gabelli Pet Parents’TM

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2018, the Fund did not hold any restricted securities.

Tax Information. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

GABELLI PET PARENTS’TM

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Daniel M. Miller joined Gabelli in 2002. Currently he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Miller is also a Managing Director of GAMCO Investors, Inc. He graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST GABELLI PET PARENTS’™ One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Andrea R. Mango
Anthony S. Colavita	Secretary
Attorney,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President & Chief	Bethany A. Uhlein
Executive Officer,	Vice President
American Gaming Association	DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Kuni Nakamura	DISBURSING AGENT
President,
Advanced Polymer, Inc.	The Bank of New York
Mellon
Salvatore M. Salibello
Senior Partner,	LEGAL COUNSEL
Bright Side Consulting
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents’TM. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5004Q218QR

Gabelli RBI

Third Quarter Report — June 30, 2018

(Y)our Portfolio Management Team

Brian Sponheimer Portfolio Manager	Jose Garza Portfolio Manager
BA, Harvard University MBA, Columbia Business School	BA, Yale University MBA, Columbia Business School

To Our Shareholders,

For the quarter ended June 30, 2018, the net asset value (“NAV”) per share of Gabelli RBI (“GRBIC”) decreased 0.1% compared with an increase of 2.6% for the Standard & Poor’s (“S&P”) Global Infrastructure Index. See page 2 for additional performance information.

Enclosed is the schedule of investments, as of June 30, 2018.

Comparative Results

Cumulative Annual Returns through June 30, 2018 (a) (Unaudited)

		Since
		Inception
	Quarter	(2/21/18)
Gabelli RBI	(0.10)%	(2.20)%
S&P Global Infrastructure Index	2.60	1.21

In the current prospectuses dated February 21, 2018, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. You cannot invest directly in an index.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

Gabelli RBI

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 73.7%

	Automotive & Components – 6.9%
1,000	Dana, Inc.	$20,190
700	General Motors Co.	27,580
400	Linamar Corp.	17,589
500	Navistar International Corp.†	20,360

		85,719

	Building Products – 2.6%
100	AO Smith Corp.	5,915
700	Gibraltar Industries, Inc.†	26,250

		32,165

	Construction & Engineering – 4.4%
500	AECOM†	16,515
300	Granite Construction, Inc.	16,698
2,000	Great Lakes Dredge & Dock Corp.†	10,500
100	Jacobs Engineering Group, Inc.	6,349
500	Orion Group Holdings, Inc.†	4,130

		54,192

	Diversified Industrial – 6.9%
300	EnPro Industries, Inc.	20,985
1,600	Fortress Transportation & Infrastructure Investors LLC	28,912
850	Macquarie Infrastructure Corp	35,870

		85,767

	Energy Equipment & Services – 4.0%
500	Baker Hughes a GE Co.	16,515
600	Halliburton Co.	27,036
50	nVent Electric plc†	1,255
300	RPC, Inc.	4,371

		49,177

	Industrials – 13.1%
100	Crane Co	8,013
400	Eaton Corp. plc	29,896
600	Evoqua Water Technologies Corp.†	12,300
100	Flowserve Corp.	4,040
250	Fortive Corp.	19,277
1,500	General Electric Co	20,415
150	Honeywell International, Inc.	21,608
1,800	Mueller Water Products, Inc., Cl. A	21,096
100	Pentair plc	4,208
200	Rexnord Corp.†	5,812
50	Valmont Industries, Inc.	7,538

		Market
Shares		Value
100	Watts Water Technologies, Inc., Cl. A	$7,840

		162,043

	Information Technology – 2.9%
100	Badger Meter, Inc.	4,470
400	EchoStar Corp., Cl. A†	17,760
50	Roper Technologies, Inc.	13,796

		36,026

	Machinery – 18.2%
600	Allison Transmission Holdings, Inc.	24,294
400	Astec Industries, Inc.	23,920
550	CIRCOR International, Inc.	20,328
2,500	CNH Industrial NV	26,325
100	Franklin Electric Co., Inc.	4,510
600	Gencor Industries, Inc.†	9,690
520	Herc Holdings, Inc.†	29,297
300	Oshkosh Corp.	21,096
800	Terex Corp.	33,752
180	United Rentals, Inc.†	26,571
100	Xylem, Inc.	6,738

		226,521

	Materials – 9.3%
50	Ecolab, Inc.	7,017
900	GCP Applied Technologies, Inc.†	26,055
100	Martin Marietta Materials, Inc.	22,333
1,000	TimkenSteel Corp.†	16,350
350	US Concrete, Inc.†	18,375
200	Vulcan Materials Co.	25,812

		115,942

	Real Estate – 2.7%
200	SBA Communications Corp. REIT†	33,024

	Trading Companies & Distributors – 0.3%
100	HD Supply Holdings, Inc.†	4,289

	Transportation – 0.3%
400	Transurban Group	3,543

	Utilities – 2.1%
50	American Water Works Co., Inc.	4,269
150	Aqua America, Inc.	5,277
600	AquaVenture Holdings Ltd.†	9,348
600	Suez	7,781

		26,675

	TOTAL COMMON STOCKS	915,083

See accompanying notes to schedule of investments.

Gabelli RBI

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value
	Money Market Fund – 26.3%
326,278	BlackRock Treasury Trust, 1.70%(a)	$326,278

	TOTAL INVESTMENTS — 100.0% (cost $1,272,935)	$1,241,361

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of June 30, 2018.

REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

Gabelli RBI

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary

Gabelli RBI

Notes to Schedule of Investments (Unaudited) (Continued)

of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/18

ASSETS (Market Value):

Common Stocks(a)	$915,083	$915,083

Money Market Fund	326,278	326,278
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,241,361	$1,241,361

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

Gabelli RBI

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2018, the Fund did not hold any restricted securities.

Tax Information. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

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GABELLI RBI

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mr. Brian Sponheimer, a Senior Vice President of Associated Capital Group, Inc. and portfolio manager of the Adviser, is responsible for the day to day management of the Gabelli RBI Fund. Most recently, Mr. Sponheimer has been responsible for oversight of the G.research, LLC’s Industrial Research platform, including automotive, trucking, machinery, utility, aerospace, energy, and chemical sectors. Mr. Sponheimer joined G.research, LLC in 2008 as a research analyst covering automotive and trucking companies Mr. Sponheimer graduated cum laude with a BA in Government from Harvard University and holds an MBA degree from Columbia Business School.

Mr. Jose Garza, a Vice President of Associated Capital Group, Inc. and portfolio manager of the Adviser, is responsible for the day to day management of the Gabelli RBI Fund. Mr. Garza rejoined G.research, LLC in July 2013 as a research analyst covering Water and Industrial Gas companies. He began his career at G.research, LLC in 2007 and was previously a member of the Utilities research team. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology, and holds an MBA from Columbia Business School, where he participated in the school’s Value Investing Program.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that thecontents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements,including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

    GABELLI RBI

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Andrea R. Mango
Anthony S. Colavita	Secretary
Attorney,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President & Chief	Bethany A. Uhlein
Executive Officer,	Vice President
American Gaming Association	DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Kuni Nakamura	DISBURSING AGENT
President,
Advanced Polymer, Inc.	The Bank of New York
Mellon
Salvatore M. Salibello
Senior Partner,	LEGAL COUNSEL
Bright Side Consulting
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli RBI. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5003Q218QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GABELLI NEXTSHARES TRUST

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	8/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	8/15/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	8/15/2018

* Print the name and title of each signing officer under his or her signature.